Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies
Commitments and Contingencies

Note 14 — Commitments and Contingencies

The Company is party to minimum purchase commitments with some of its suppliers. If the Company fails to meet the minimum purchase commitments, the Company must pay a penalty. The Company also has other commitments, including marketing and software subscription agreements and equipment leases. The equipment leases included here only relate to leases for which the equipment had not yet been delivered to the Company as of December 31, 2021. Since the Company did not receive the equipment, the related right-of-use asset and lease liability were not recognized as of December 31, 2021. However, the Company was still committed to the financing arrangement. All other financial commitments under leasing arrangements are described in Note 9.

The amounts in the table below represent the Company’s future minimum commitments:

	As of December 31, 2021
	Purchase Commitments	Other	Total
2022	$21,853	$625	$22,478
2023	79,240	590	79,830
2024	57,620	215	57,835
2025	82,000	52	82,052
2026	—	52	52
Thereafter	—	58	58
Total	$240,713	$1,592	$242,305

We are involved in various legal proceedings in the ordinary course of business. The Company records an accrual for legal contingencies when it determines that it is probable that it has incurred a liability and it can reasonably estimate the amount of the loss.

For example, on August 4, 2021, a purported stockholder of the Company filed a putative class action complaint in the Delaware Chancery Court, captioned Delman v. GigCapitalAcquisitions3, LLC, et al. (Case No. 2021-0679) on behalf of a purported class of stockholders. The lawsuit names GigCapitalAcquisitions3, LLC and the Company’s former directors Dr. Katz, Dr. Dinu, and Messrs. Betti-Berutto, Mikulsky, Miotto and Wang, as defendants. The lawsuit alleges that the defendants breached their fiduciary duty stemming from Gig’s merger with Lightning and unjust enrichment of certain of the defendants. The lawsuit seeks, among other relief, unspecified damages, redemption rights, and attorneys’ fees. Neither the Company nor any of our current officers or directors are parties to the lawsuit. The Company’s former directors are subject to certain indemnification obligations of the Company.

In addition, on October 15, 2021, the Company and certain of its officers were named as defendants in a putative securities class action. The action is pending in the U.S. District Court for the District of Colorado, and is captioned Shafer v. Lightning eMotors, Inc., et al., Case No. 1:21-cv02774. The lawsuit alleges violations of Sections 10(b) and 20(a) of the Exchange Act and Rule 10b-5 promulgated thereunder for purported false statements regarding the Company’s business operations and financial condition. A related lawsuit captioned Cohen v. Lightning eMotors, Inc., et al., Case No. 1:21-cv-03215, was filed in the United States District Court for the District of Colorado on December 1, 2021.  On December 17, 2021, the Cohen lawsuit was consolidated with the Shafer lawsuit. The consolidated lawsuit seeks damages in an unspecified amount, attorneys’ fees, and other remedies. The Company intends to defend vigorously against such allegations.